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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               -----------------------

Check Here if Amendment / /    Amendment Number:
                                                ---------
   This Amendment (Check only one):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bayard D. Waring

   Address:      c/o Amelia Peabody Foundation
                 One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number:  028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

     /s/ Bayard D. Waring       Gloucester, Massachusetts    October 29, 2004
   -------------------------    -------------------------    ----------------
         [Signature]                  [City, State]              [Date]

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation
       ---------------          ------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 27
                                        --------------------

Form 13F Information Table Value Total: $3,851
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

     1.       28-05993                     Philip B. Waring
    ------       -----------------         ---------------------------------


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                                  Bayard Waring
                           FORM 13F INFORMATION TABLE
                        Quarter Ended September 30, 2004


          COLUMN 1                   COLUMN 2       COLUMN 3   COLUMN 4    COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
------------------------------   --------------     --------  --------- ----------------- ------------  -------- -----------------
                                                                VALUE   SHRS OR SH/  PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
       NAME OF ISSUER            TITLE OF CLASS      CUSIP    (X $1000) PRN AMT PRN  CALL  DISCRETION   MANAGERS SOLE  SHARED NONE
------------------------------   --------------     --------- --------- ------- ---  ---- ------------  -------- ----  ------ ----
ABERDEEN GLOBAL INCOME FUND IN       Common           3013109     53     4,000  SH        Shared-Other      1    4,000    0    0
ALLIANCE RESOURCE PARTNERS           Ut Ltd Part    01877R108    390     7,000  SH        Shared-Other      1    7,000    0    0
ALLSTATE CORP                        Common          20002101    240     5,000  SH        Shared-Other      1    5,000    0    0
AMERICAN CAP STRATEGIES LTD          Common          24937104    157     5,000  SH        Shared-Other      1    5,000    0    0
AMGEN INC                            Common          31162100    284     5,000  SH        Shared-Other      1    5,000    0    0
BHP BILLITON LTD ADR                 Common          88606108    104     5,000  SH        Shared-Other      1    5,000    0    0
Biotech Holders                      Common         09067D201     15       100  SH        Shared-Other      1      100    0    0
BRISTOL MYERS SQUIBB CO              Common         110122108    118     5,000  SH        Shared-Other      1    5,000    0    0
CORNING INC                          Common         219350105     55     5,000  SH        Shared-Other      1    5,000    0    0
DOMINION RES BLACK WARRIOR TR        Units Ben Int  25746Q108    168     5,000  SH        Shared-Other      1    5,000    0    0
EXXON MOBIL CORPORATION              Common         30231G102    242     5,000  SH        Shared-Other      1    5,000    0    0
GENERAL ELECTRIC CORP                Common         369604103    252     7,500  SH        Shared-Other      1    7,500    0    0
GREAT PLAINS ENERGY INC              Common         391164100    146     5,000  SH        Shared-Other      1    5,000    0    0
GULFTERRA ENERGY PARTNERS LP         Common         40274U108    336     8,000  SH        Shared-Other      1    8,000    0    0
ING GROEP NV SPONS ADR               Common         456837103    129     5,121  SH        Shared-Other      1    5,121    0    0
Ishares Tr S&P Global Energy
  Sector                             Common         464287341     18       250  SH        Shared-Other      1      250    0    0
JP MORGAN CHASE & CO                 Common         46625H100    199     5,000  SH        Shared-Other      1    5,000    0    0
KEYCORP NEW                          Common         493267108    158     5,000  SH        Shared-Other      1    5,000    0    0
MILLENNIUM PHARMACEUTICALS INC       Common         599902103     68     5,000  SH        Shared-Other      1    5,000    0    0
Nasdaq 100 Trust                     Common         631100104     18       500  SH        Shared-Other      1      500    0    0
PETROCHINA CO LTD ADR                Common         71646E100    269     5,000  SH        Shared-Other      1    5,000    0    0
REGIONS FINANCIAL CORP NEW           Common         7591EP100    204     6,173  SH        Shared-Other      1    6,173    0    0
SEA CONTAINERS LTD CL A              Common         811371707     76     5,000  SH        Shared-Other      1    5,000    0    0
Sector SPDR Tr Shs Ben Int Energy    Common         81369Y506     28       800  SH        Shared-Other      1      800    0    0
SENIOR HOUSING PROPERTIES TRUS       Common         81721M109     89     5,000  SH        Shared-Other      1    5,000    0    0
Streettracks Ser Tr. Morgan
  Stanley High Tech 35 Index Fund    Common         86330E703     17       350    SH      Shared-Other      1      350    0    0
Wireless Holdrs Tr Dep Rct           Common          9753L208     18       300    SH      Shared-Other      1      300    0    0

                                                               3,851
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